Fair Value - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Carrying amounts of other equity interests of which fair values are not readily determinable	¥ 537	¥ 561
Increase in estimated fair value of performing loans, net of allowance for loan losses	598
consolidated VIEs
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected		12
Structured notes
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	9	39
Net unrealized gains (losses) resulting from changes in fair values of the notes	(30)	(7)
Trading securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred from Level 1 to Level 2	37
Fair value of assets transferred in to Level 3	17
Fair value of assets transferred out of Level 3	11
Derivative assets
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred in to Level 3	1
Fair value of assets transferred out of Level 3	21
Long-term debt
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred in to Level 3	4
Fair value of liabilities transferred out of Level 3	175
Trading securities sold, not yet purchased
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred out of Level 3	¥ 1